BUSINESS COMBINATION (Details Narrative 3) - USD ($)	Sep. 30, 2021	Apr. 27, 2021	Sep. 30, 2020
Business Acquisition [Line Items]
Goodwill	$ 1,970,321		$ 583,086
Far West Entertainment [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 63
Goodwill		5,829,722
Brand name intangible asset		2,300,000
Current liabilities		(75,000)
Total purchase price allocation		$ 8,054,785